Financial Risk Management_The Groups Regional Loans(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 340,486,702	₩ 320,545,601
Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	331,738,893	315,397,497
Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	1,114,248	648,769
China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	3,115,205	2,239,439
Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	647,562	352,447
United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	2,324,064	998,582
Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	1,546,730	908,867
Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 342,894,719	₩ 323,155,282
%		100.00%	100.00%
Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 334,102,225	₩ 317,971,733
%		97.44%	98.40%
Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 1,118,429	₩ 649,281
%		0.33%	0.20%
Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 3,135,859	₩ 2,260,009
%		0.91%	0.70%
Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 648,138	₩ 354,347
%		0.19%	0.11%
Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 2,333,269	₩ 1,004,288
%		0.68%	0.31%
Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 1,556,799	₩ 915,624
%		0.45%	0.28%
Allowances
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ (2,408,017)	₩ (2,609,681)
Allowances | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(2,363,332)	(2,574,236)
Allowances | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(4,181)	(512)
Allowances | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(20,654)	(20,570)
Allowances | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(576)	(1,900)
Allowances | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(9,205)	(5,706)
Allowances | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	(10,069)	(6,757)
Retail | Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	166,789,122	159,078,869
Retail | Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	166,310,457	158,760,865
Retail | Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	101	106
Retail | Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	478,564	317,898
Corporate | Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	157,457,187	146,722,355
Corporate | Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	149,149,657	141,864,644
Corporate | Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	1,118,429	649,281
Corporate | Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	3,135,501	2,259,202
Corporate | Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	647,956	354,181
Corporate | Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	2,333,269	997,321
Corporate | Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	1,072,375	597,726
Credit card | Loans
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	18,648,410	17,354,058
Credit card | Loans | Korea
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	18,642,111	17,346,224
Credit card | Loans | Europe
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	0	0
Credit card | Loans | China
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	358	807
Credit card | Loans | Japan
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	81	60
Credit card | Loans | United States
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	0	6,967
Credit card | Loans | Others
Group Regional Loans Line Items [Line Items]
Loans And Receivables	[1]	₩ 5,860	₩ 0

[1]	The above is the Group's loans at fair value through profit and loss, other comprehensive income or amortized cost.